Accruals and Other Liabilities	12 Months Ended
Dec. 31, 2018
Accruals And Other Liabilities [Abstract]
Accruals and Other Liabilities

11. Accruals and Other Liabilities

Accruals and other liabilities consist of the following:

	December 31, 2017	December 31, 2018
Payables for purchase of property and equipment	410,726	1,027,377
Payable for R&D expenses	247,923	437,731
Payables for marketing events	37,933	423,953
Salaries and benefits payable	170,274	402,163
Accrued expenses	199,087	308,486
Advance from customers	68,439	233,767
Current portion of deferred revenue	-	108,250
Current portion of deferred construction allowance	-	87,330
Investment deposit from investors	-	47,124
Warranty	-	46,574
Payables for traveling expenses	10,678	43,147
Interest payables	24,320	2,584
Non-recourse loan	55,028	-
Other payables	61,184	215,195
Total	1,285,592	3,383,681